Earnings per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per Share	Earnings per ShareBasic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.
Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the effects of dilutive potential shares (originated by the Company’s share-based payment program).

	2022				2021					2020
	Per Series		Per Series		Per Series		Per Series		Per Series		Per Series
	“B” Shares		“D” Shares		“B” Shares		“D” Shares		“B” Shares		“D” Shares
(in millions of shares)
Weighted average number of shares for basic earnings per share		9,241.72		8,625.92		9,242.88		8,630.54		9,243.59		8,633.38
Effect of dilution associated with non-vested shares for share based payment plans		4.70		18.79		3.54		14.17		2.83		11.33
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,246.42		8,644.71		9,246.42		8,644.71		9,246.42		8,644.71
Dividend rights per series (see Note 23.1)		100%		125%		100%		125%		100%		125%
Weighted average number of shares further adjusted to reflect dividend rights		9,246.42		10,805.89		9,246.42		10,805.89		9,246.42		10,805.89
Basic earnings per share		1.19		1.49		1.42		1.78		(0.10)		(0.12)
Diluted earnings per share		1.19		1.49		1.42		1.78		(0.10)		(0.12)
Allocation of earnings, weighted		46.11%		53.89%		46.11%		53.89%		46.11%		53.89%
Net controlling interest income allocated	Ps.	11,025	Ps.	12,884	Ps.	13,139	Ps.	15,356	Ps.	(890)	Ps.	(1,040)